Risk/Return Detail Data - FidelityManagedFuturesETF-PRO - USD ($)			12 Months Ended		24 Months Ended
		May 30, 2026	May 30, 2026	Dec. 31, 2025	May 30, 2026
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.52%
Fee Waiver or Reimbursement	[1]	(0.04%)
Net Expenses (as a percentage of Assets)		0.48%
Expense Example, with Redemption, 1 Year		$ 49
Expense Example, with Redemption, 3 Years		161
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 647
Annual Return, Inception Date		Apr. 09, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.81%		13.74%	[2]
Annual Return [Percent]				13.81%
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Dynamic Buffered Equity ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Dynamic Buffered Equity ETF seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83 % of the average value of its portfolio.
Portfolio Turnover, Rate		83.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index. Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index. Employing a disciplined rules-based "Defensive Option Collar" strategy designed in combination with a diversified portfolio of equity securities to provide the fund with a significant portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. The "Defensive Options Collar" strategy involves purchasing index put options to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments) and selling index call options that provides income to substantially offset the cost of that downside protection. Managing the options positions in a way that provides diversification of options strike prices and expirations. Investing in domestic and foreign issuers. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(2.29%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2025
Highest Quarterly Return		6.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(2.61%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | After Taxes on Distributions | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.62%		13.55%	[2]
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | After Taxes on Distributions and Sales | Fidelity Dynamic Buffered Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.29%		10.57%	[2]
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | IXVJZ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Cboe S&P 500 95-110 Collar Index (CLL)
Average Annual Return, Percent			8.40%		11.30%
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%		18.65%
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | Fidelity Hedged Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.48%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		0.52%
Fee Waiver or Reimbursement	[3]	(0.04%)
Net Expenses (as a percentage of Assets)		0.48%
Expense Example, with Redemption, 1 Year		$ 49
Expense Example, with Redemption, 3 Years		161
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 647
Annual Return, Inception Date		Apr. 09, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.07%		13.71%	[4]
Annual Return [Percent]				13.07%
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Hedged Equity ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Hedged Equity ETF seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88 % of the average value of its portfolio.
Portfolio Turnover, Rate		88.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index. Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index. Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. Managing the options positions in a way that provides diversification of options strike prices and expirations. Investing in domestic and foreign issuers. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(4.50%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		9.64%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(3.80%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | After Taxes on Distributions | Fidelity Hedged Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.89%		13.52%	[4]
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | After Taxes on Distributions and Sales | Fidelity Hedged Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.85%		10.54%	[4]
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%		18.65%
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | IXUYK
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Cboe S&P 500 5% Put Protection Index (PPUT)
Average Annual Return, Percent			14.33%		14.62%
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.28%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.31%
Fee Waiver or Reimbursement	[5]	(0.03%)
Net Expenses (as a percentage of Assets)		0.28%
Expense Example, with Redemption, 1 Year		$ 29
Expense Example, with Redemption, 3 Years		96
Expense Example, with Redemption, 5 Years		170
Expense Example, with Redemption, 10 Years		$ 389
Annual Return, Inception Date		Apr. 09, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.45%		16.64%	[6]
Annual Return [Percent]				15.45%
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Yield Enhanced Equity ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Yield Enhanced Equity ETF seeks current income while maintaining prospects for capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90 % of the average value of its portfolio.
Portfolio Turnover, Rate		90.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index. Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index. Selling (writing) call options on a large cap equity index, such as the S&P 500® Index. Employing a disciplined options-based strategy designed to provide income. Investing in domestic and foreign issuers. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time . The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus . Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time .
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		(2.39%)
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Sep. 30, 2025
Highest Quarterly Return		7.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(3.77%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares .
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | After Taxes on Distributions | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.11%		15.06%	[6]
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | After Taxes on Distributions and Sales | Fidelity Yield Enhanced Equity ETF
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.21%		12.18%	[6]
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%		18.65%
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | IXT48
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Cboe S&P 500 2% OTM BuyWrite Index (BXY)
Average Annual Return, Percent			11.06%		14.61%
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | Fidelity Managed Futures ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.82%
Fee Waiver or Reimbursement	[7]	(0.02%)
Net Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		259
Expense Example, with Redemption, 5 Years		452
Expense Example, with Redemption, 10 Years		$ 1,011
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Managed Futures ETF
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Managed Futures ETF seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		May 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 3, 2025 to January 31, 2026, the fund's portfolio turnover rate was 1% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate		1.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Seeking to achieve its investment objective by pursuing a strategy intended to capture the persistence of price trends (up and/or down) observed across equity, fixed income, currency and commodity markets. The fund's investment strategy utilizes a combination of equity, fixed income, currency and commodity derivatives, as well as certain direct investments, to provide exposure to these markets and price trends. Trend following strategies attempt to capture trends in price movements in the markets they allocate to, generally taking long positions when prices move upwards, and taking short positions when they move downwards. The Adviser may also utilize non-trend factor strategies, which focus on quantitative analysis of fundamental, non-price data (e.g., carry, volatility) to achieve the fund's investment objective. Executing the fund's strategy through investments in derivative instruments that may have a leveraging effect on the fund, including futures (such as equity index futures, commodity futures, and currency futures), options on futures, options, swaps (including excess return swaps and total return swaps) and other derivative instruments. The fund may have long/short exposure via these instruments. In addition to creating and/or adjusting the fund's investment exposure, the fund's strategy may also be used to enhance total return, to hedge risks, to manage certain investment risk, and/or to manage volatility. Employing various proprietary quantitative measures and qualitative techniques to evaluate price trends and non-trend factors across the asset classes in which the fund invests. The fund's quantitative measures are developed and maintained by the Adviser and are subject to change over time without notice in the Adviser's discretion. The Adviser retains discretion over the target asset allocations, which may include positions that differ from the target allocations indicated by the quantitative measures. Investing up to 25% of assets in Fidelity Managed Futures Cayman Ltd., a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivatives and related collateral (cash or cash equivalent investments, short-term investment funds and/or U.S. Government securities), commodity-related exchange-traded funds (ETFs), and commodity-related exchange-traded notes (ETNs). Additionally, a small percentage of the fund's assets is expected to be invested through the Subsidiary in cash-settled bitcoin and ether futures traded on futures exchanges registered with the Commodity Futures Trading Commission (CFTC), and affiliated and unaffiliated bitcoin and ether ETFs or exchange-traded products (ETPs). The fund will not invest in bitcoin or ether directly. Investing a significant portion of the fund's assets in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type		485BPOS
Registrant Name		Fidelity Greenwood Street Trust

[1]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.48% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From April 9, 2024 .
[3]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.48% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From April 9, 2024 .
[5]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding management fee waivers, interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.28% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[6]	A From April 9, 2024 .
[7]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.80% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.